Acquisitions and Minority Investment Acquisitions Narrative (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 01, 2011 LightLab Imaging [Member]	Dec. 31, 2011 AGA Medical [Member]	Jan. 01, 2011 AGA Medical [Member]	Jan. 01, 2011 Cardiomems [Member]	Dec. 29, 2012 Developed Technology Rights [Member] LightLab Imaging [Member]	Jan. 01, 2011 Developed Technology Rights [Member] LightLab Imaging [Member]	Jan. 01, 2011 Developed Technology Rights [Member] AGA Medical [Member]	Jan. 01, 2011 Trademarks [Member] AGA Medical [Member]	Dec. 29, 2012 Maximum [Member]	Dec. 29, 2012 Maximum [Member] Developed Technology Rights [Member] AGA Medical [Member]	Dec. 29, 2012 Minimum [Member]	Dec. 29, 2012 Minimum [Member] Developed Technology Rights [Member] AGA Medical [Member]
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net		$ 1,176	$ 93		$ 1,083
Business Acquisition, Cost of Acquired Entity, Cash Paid		642	93		549
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					13.6
Business Acquisition, Cost of Acquired Entity, Transaction Costs			1		15
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt					197
Business Acquisition Purchase Price Allocation Intangible Asset Net Excluding Goodwill And Acquired In Process Research And Development		461	40		421			40	372	49
Business Acquisition Purchase Price Allocation Indefinite-Lived In Process Research And Development		134	14		120
Business Acquisition Outstanding Shares Acquired Price Per Share					$ 20.80
Finite-Lived Intangible Asset, Useful Life							15 years				20 years	15 years	3 years	12 years
Goodwill, Purchase Accounting Adjustments	3			3
Equity Security Ownership Interest And Allocated Value For Purchase Option						60
Equity Security Ownership Interest						19.00%
Additional Payment For Acquisition At Company Option						$ 375